Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

Intercompany balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated upon consolidation; therefore, those items are not disclosed in this note. The table below sets forth the major related parties and their relationships with the Group as of December 31, 2024 and 2025:

Name of related parties	Relationship with the Group
Fu-Feng Kuo	CEO and Chairwoman of the Company
Ju-Ting Chen	The shareholder of the Company
Xue-Juan Chen	The fourth degree of kinship to CEO
Panatoz Corporation	Significantly influenced by Fu-Feng Kuo, CEO of the Company
Zhao Jian Fu Co., Ltd.	Significantly influenced by Fu-Feng Kuo, CEO of the Company
Nobel Consumer Corporation	Managed by Xue-Juan Chen, a related party of the Company

From February 2021 to November 2021, the Company entered into several loan agreements with Nobel Consumer Corporation for an aggregate amount of $ 300, which had a 2-year term with a 2% interest rate per annum. Before the maturity date, the Company renewed the loan agreements with Nobel Consumer Corporation to extend the maturity date of the loans. An amount of $100 will be due on February, June and November 2027, respectively.

From March 2022 to December 2022, the Company entered additional loan agreements with Nobel Consumer Corporation and Fu-Feng Kuo for an aggregate amount of $595 and $342, respectively, which had two-year term with a 2% interest rate per annum. Before the maturity date, the Company renewed the loan agreements to extend the maturity date of the loans due on March 2026 to December 2026. From July 2025 to October 2025, the Company repaid an aggregate amount of $280 to Fu-Feng Kuo.

From January 2023 to December 2023, the Company and HEB entered additional loan agreements with Nobel Consumer Corporation, Fu-Feng Kuo, and Panatoz Corporation for an aggregate amount of $480, $963, and NTD 13,500 thousand ($433) and $30, respectively, which had two-year term with a 2% interest rate per annum. Before the maturity date, the Company renewed several loan agreements to extend the maturity date of the loans due in January 2027 to December 2027, with an agreement amount of $1,906. From July 2025 to December 2025, the Company repaid an aggregate amount of $520 to Fu-Feng Kuo.

From January 2024 to December 2024, the Company and HEB entered additional loan agreements with Nobel Consumer Corporation, Fu-Feng Kuo, Panatoz Corporation, and Zhao Jian Fu Co., Ltd. for an aggregate amount of $14 and NTD 10,400 thousand ($324), $656 and NTD 1,836 thousand ($57), NTD 25,600 thousand ($797) and $114, and NTD 14,913 thousand ($465), respectively, which had two-year term with a 2% interest rate per annum.

From January 2025 to December 2025, the Company and HEB entered additional loan agreements with Nobel Consumer Corporation, Fu-Feng Kuo and Panatoz Corporation for an aggregate amount of $405 and NTD 13,590 thousand, $128 and NTD 1,106 thousand ($35), and $41 and NTD 10,300 thousand ($330), respectively, which had two-year term with a 2% interest rate per annum.

As of December 31, 2025, the accrued interest expenses to Nobel Consumer Corporation, Fu-Feng Kuo, Panatoz Corporation and Zhao Jian Fu Co., Ltd. were $115, $92, $55, and $18 respectively.

The future principal payments for the Group’s loans from related parties as of December 31, 2025 were as follows:

Amount
2026	$3,122
2027	3,054
2028	-
2029	-
2030	-
Thereafter	-
Total loans from related parties	$6,176

In the subsequent period, the Company repaid an aggregate amount of $1,278, $862, and $185 to Nobel Consumer Corporation, Fu-Feng Kuo, and Panatoz Corporation as of April 30, 2026, respectively.

HEB leased the facilities for office, research and development, and manufacturing facilities in Taiwan from Panatoz Corporation, Zhao Jian Fu Co., Ltd., and Fu-Feng Kuo, respectively. See Note 7.

During 2018 and 2019, Fu-Feng Kuo and Ru-Ting Chen paid securities exchange tax and bridge loan fees on behalf of the Company, respectively. As of December 31, 2024 and 2025, the aggregate balance of due to Fu-Feng Kuo and Ju-Ting Chen were $628 and $628, respectively.

Nobel Consumer Corporation, Panatoz Corporation, Zhao Jian Fu Co., Ltd., Fu-Feng Kuo, and Ju-Ting Chen provided guarantees of short-term and long-term loans from Shanghai Commercial & Savings Bank, Ltd., short-term loan from Taipei Fubon Bank loan, and long-term loans from Taiwan Cooperative Bank to HEB. As of December 31, 2024 and 2025, the amount of borrowing guaranteed were $9,314 and $9,835, respectively.

The related party balances and transactions were summarized as follows:

(a)	Related party balances

	As of December 31,
	2024	2025
Loan from related parties
Nobel Consumer Corporation	$1,706	$2,558
Fu-Feng Kuo	2,018	1,383
Panatoz Corporation	1,336	1,760
Zhao Jian Fu Co., Ltd.	455	475
	$5,515	$6,176

Accrued expenses
Nobel Consumer Corporation	$64	$116
Fu-Feng Kuo	53	92
Panatoz Corporation	21	55
Zhao Jian Fu Co., Ltd.	9	18
	$147	$281
Operating lease liabilities due to related parties (including current and non-current)
Panatoz Corporation	$65	$21
Zhao Jian Fu Co., Ltd.	110	79
Fu-Feng Kuo	-	7
	$175	$107

Other non-current liabilities due to related parties
Ju-Ting Chen	$566	$566
Fu-Feng Kuo	62	62
	$628	$628
(b)	Related party transactions

During the years ended December 31, 2023, 2024 and 2025, related party transactions of rental expenses consisted of the following:

	Years ended December 31,
	2023	2024	2025
Zhao Jian Fu Co., Ltd.	$83	$80	$83
Panatoz Corporation	48	47	48
Fu-Feng Kuo	2	2	2
	$133	$129	$133